Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,428	£ 3,397	£ 3,869
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,265	1,366	1,650
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,359	1,219	1,464
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	804	812	755
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	634	670	954
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	195	148	174
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36	44	86
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	631	696	696
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,164	1,071	1,290
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	768	768	669
Assessments And Qualifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,204	1,082	1,280
Assessments And Qualifications [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58	57	64
Assessments And Qualifications [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,146	1,025	1,216
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	43	50
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	173	138	162
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	14	14
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	973	887	1,054
Virtual Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	713	692	584
Virtual Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	713	692	584
Virtual Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	713	692	584
English Language Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238	218	320
English Language Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135	130	174
English Language Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78	64	95
English Language Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25	24	51
English Language Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109	106	152
English Language Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	3	4
English Language Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22	22	48
English Language Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	24	22
English Language Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72	61	91
English Language Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3	2	3
Workforce Skills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	172	163	185
Workforce Skills [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135	130	153
Workforce Skills [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37	33	32
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16	7	8
Workforce Skills [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119	123	145
Workforce Skills [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37	33	32
Higher Education [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	849	956	1,102
Higher Education [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	841	943	1,086
Higher Education [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	13	16
Higher Education [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	283	313	492
Higher Education [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	558	630	594
Higher Education [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	13	16
Strategic Review [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	252	286	398
Strategic Review [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	231	236	326
Strategic Review [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	50	72
Strategic Review [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	198	208	260
Strategic Review [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	22	38
Strategic Review [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33	28	66
Strategic Review [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 7	£ 28	£ 34